PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Allocation of plan assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Allocation of plan assets
Total	R$ 4,415,345	R$ 4,698,026
Post-retirement pension plans
Allocation of plan assets
Total	3,411,297	3,696,914
Post-retirement pension plans | Investments linked to funds and market indexes
Allocation of plan assets
Variable income investments	5,678	6,265
Post-retirement pension plans | Market value quoted in active market
Allocation of plan assets
Real estate investments	90,325	100,701
Structured investments	1,967	2,104
Post-retirement pension plans | Market value quoted in active market | National Treasury Note (NTN)
Allocation of plan assets
Fixed income investments and Loans to participants	2,878,204	3,067,926
Post-retirement pension plans | Market value quoted in active market | Treasury Financial Letter (LFT)
Allocation of plan assets
Fixed income investments and Loans to participants	183,744	270,676
Post-retirement pension plans | Market value quoted in active market | Repurchase operations
Allocation of plan assets
Fixed income investments and Loans to participants	171,534	172,895
Post-retirement pension plans | Market value quoted in active market | Debentures
Allocation of plan assets
Fixed income investments and Loans to participants	22,104	16,818
Post-retirement pension plans | Market value quoted in active market | Financial bills
Allocation of plan assets
Fixed income investments and Loans to participants	15,099	14,238
Post-retirement pension plans | Market value quoted in active market | FIDC shares / Others
Allocation of plan assets
Fixed income investments and Loans to participants	22,815	24,517
Post-retirement pension plans | Market value quoted in active market | National Treasury Notes (LTN)
Allocation of plan assets
Fixed income investments and Loans to participants	167	282
Post-retirement pension plans | Market value quoted in active market | Investments in other sectors
Allocation of plan assets
Variable income investments	286	622
Post-retirement pension plans | Market value quoted in active market | Loans to participants
Allocation of plan assets
Fixed income investments and Loans to participants	19,374	19,870
Post-retirement health plans
Allocation of plan assets
Total	1,004,048	1,001,112
Post-retirement health plans | Market value quoted in active market | National Treasury Note (NTN)
Allocation of plan assets
Fixed income investments and Loans to participants	938,986	940,144
Post-retirement health plans | Market value quoted in active market | Treasury Financial Letter (LFT)
Allocation of plan assets
Fixed income investments and Loans to participants	R$ 65,062	R$ 60,968